Report Of The Directors Financial Review Capital Report (Tables)	12 Months Ended
Dec. 31, 2019
Report Of The Directors Financial Review Capital Report [Abstract]
Disclosure of capital requirements under banking regulations

Own funds disclosure
(Audited)
		At
		31 Dec	31 Dec
		2019	2018
Ref*		$m	$m
	Common equity tier 1 (‘CET1’) capital: instruments and reserves
1	Capital instruments and the related share premium accounts	22,873	22,384
	– ordinary shares	22,873	22,384
2	Retained earnings	127,188	121,180
3	Accumulated other comprehensive income (and other reserves)	1,735	3,368
5	Minority interests (amount allowed in consolidated CET1)	4,865	4,854
5a	Independently reviewed interim net profits net of any foreseeable charge or dividend	(3,381)	3,697
6	Common equity tier 1 capital before regulatory adjustments	153,280	155,483
28	Total regulatory adjustments to common equity tier 1	(29,314)	(34,461)
29	Common equity tier 1 capital	123,966	121,022
36	Additional tier 1 capital before regulatory adjustments	24,453	26,180
43	Total regulatory adjustments to additional tier 1 capital	(60)	(60)
44	Additional tier 1 capital	24,393	26,120
45	Tier 1 capital	148,359	147,142
51	Tier 2 capital before regulatory adjustments	25,192	26,729
57	Total regulatory adjustments to tier 2 capital	(1,401)	(633)
58	Tier 2 capital	23,791	26,096
59	Total capital	172,150	173,238

*	The references identify the lines prescribed in the European Banking Authority (‘EBA’) template, which are applicable and where there is a value.